Share-Based Compensation - Additional information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 28, 2020 CNY (¥)	Dec. 21, 2018 shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Share-Based Compensation
Share-based compensation expense			¥ 102,750	$ 15,747	¥ 745,873	¥ 0
Total unrecognized compensation expense | ¥			¥ 47,344
Total unrecognized compensation expense, weighted average recognition period			3 months 25 days	3 months 25 days
Stock options
Share-Based Compensation
Grantees agreed not to exercise any stock option (in months)	12 months
Impact on total compensation cost from incremental fair value | ¥	¥ 0
2018 Plan | Stock options
Share-Based Compensation
Maximum aggregate number of shares that may be issued | shares		260,454,163
Options granted | shares					2,809,000	175,978,312
2018 Plan | Vesting first year | Stock options
Share-Based Compensation
Percentage of Vesting rights		30.00%
Vesting Period		12 months
2018 Plan | Vesting second year | Stock options
Share-Based Compensation
Percentage of Vesting rights		30.00%
Vesting Period		2 years
2018 Plan | Vesting third year | Stock options
Share-Based Compensation
Percentage of Vesting rights		40.00%
Vesting Period		36 months